Note 15 - FLOODING IN THAILAND (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 15 - Flooding In Thailand Details Narrative
Flood-related charges	$ 888	$ 3,947
Charges related to flooding Deferred tax asset	8	874
Insurance settlement amount	4,800
Interim payment received	$ 3,500
Interim payment discription	SP Pacific expected that the remaining of $1.3 million will be received within six months after the balance sheet date.